Share-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 02, 2009	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based compensation expense
Share-based compensation expense (in dollars)		$ 9	$ 8	$ 8
Unrecognized compensation expense
Compensation cost not yet recognized related to nonvested awards (in dollars)		13
Weighted-average period for recognition of compensation cost		2 years 10 months 24 days
Stock options
Number of Shares
Outstanding at the beginning of the period (in shares)		10,900,000
Granted (in shares)		200,000
Exercised (in shares)		(100,000)
Cancelled/Forfeited (in shares)		(400,000)
Outstanding at the end of the period (in shares)		10,600,000	10,900,000
Vested and Exercisable at the end of the period (in shares)		4,500,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 15.41
Granted (in dollars per share)		$ 18.69
Exercised (in dollars per share)		$ 12.83
Cancelled/Forfeited (in dollars per share)		$ 15.79
Outstanding at the end of the period (in dollars per share)		$ 15.52	$ 15.41
Vested and Exercisable at the end of the period (in dollars per share)		$ 15.85
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period		5 years 6 months
Vested and Exercisable at the end of the period		5 years
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)		91
Vested and Exercisable at the end of the period (in dollars)		37
Additional disclosures relating to options vested
Total fair value of options that vested (in dollars)		3	2	1
Intrinsic value for options that vested (in dollars)		17	5
Nonvested options
Outstanding at beginning of period (in shares)		7,900,000
Vested (in shares)		1,800,000
Cancelled (in shares)		400,000
Outstanding at end of period (in shares)		6,100,000	7,900,000
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share)		$ 1.95
Vested (in dollars per share)		$ 1.86
Cancelled (in dollars per share)		$ 0.95
Outstanding at end of period (in dollars per share)		$ 2.23	$ 1.95
Share-based compensation expense
Increase in share-based compensation expense due to the incremental value ascribed to the new options that were issued at a lower exercise price (in dollars)	2
Decrease in share-based compensation expense due to plan modification (in dollars)				$ 1